Note 7 - Risk Management - Credit Risk Exposure By Stages and geographic location (Details) - EUR (€)	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Spain [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	€ 195,983,000,000	[1]	€ 197,058,000,000	[2]	€ 195,447,000,000	[3]
Accumulated Value Correction	(5,679,000,000)	[1]	(5,311,000,000)	[2]	(5,874,000,000)	[3]
Net Amount	190,304,000,000	[1]	191,747,000,000	[2]	189,574,000,000	[4]
Spain [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	171,397,000,000	[1]	173,843,000,000	[2]	172,599,000,000	[3]
Accumulated Value Correction	(753,000,000)	[1]	(712,000,000)	[2]	(713,000,000)	[3]
Net Amount	170,644,000,000	[1]	173,131,000,000	[2]	171,886,000,000	[4]
Spain [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	16,387,000,000	[1]	14,599,000,000	[2]	12,827,000,000	[3]
Accumulated Value Correction	(849,000,000)	[1]	(661,000,000)	[2]	(877,000,000)	[3]
Net Amount	15,538,000,000	[1]	13,939,000,000	[2]	11,951,000,000	[4]
Spain [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	8,199,000,000	[1]	8,616,000,000	[2]	10,021,000,000	[3]
Accumulated Value Correction	(4,077,000,000)	[1]	(3,939,000,000)	[2]	(4,284,000,000)	[3]
Net Amount	4,122,000,000	[1]	4,677,000,000	[2]	5,737,000,000	[4]
United States [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure			57,387,000,000		57,321,000,000
Accumulated Value Correction			(688,000,000)		(658,000,000)
Net Amount			56,699,000,000		56,663,000,000
United States [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure			49,744,000,000		50,665,000,000
Accumulated Value Correction			(165,000,000)		(206,000,000)
Net Amount			49,580,000,000		50,459,000,000
United States [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure			7,011,000,000		5,923,000,000
Accumulated Value Correction			(342,000,000)		(299,000,000)
Net Amount			6,670,000,000		5,624,000,000
United States [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure			632,000,000		733,000,000
Accumulated Value Correction			(182,000,000)		(153,000,000)
Net Amount			450,000,000		580,000,000
Mexico [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	52,211,000,000		60,099,000,000		52,858,000,000
Accumulated Value Correction	(2,211,000,000)		(2,013,000,000)		(1,750,000,000)
Net Amount	50,000,000,000		58,087,000,000		51,107,000,000
Mexico [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	46,373,000,000		54,748,000,000		48,354,000,000
Accumulated Value Correction	(685,000,000)		(697,000,000)		(640,000,000)
Net Amount	45,688,000,000		54,052,000,000		47,714,000,000
Mexico [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	4,071,000,000		3,873,000,000		3,366,000,000
Accumulated Value Correction	(442,000,000)		(404,000,000)		(373,000,000)
Net Amount	3,628,000,000		3,469,000,000		2,992,000,000
Mexico [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	1,767,000,000		1,478,000,000		1,138,000,000
Accumulated Value Correction	(1,083,000,000)		(912,000,000)		(737,000,000)
Net Amount	684,000,000		566,000,000		401,000,000
Turkey [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	39,633,000,000	[5]	43,113,000,000	[6]	43,718,000,000	[7]
Accumulated Value Correction	(2,338,000,000)	[5]	(2,613,000,000)	[6]	(2,241,000,000)	[7]
Net Amount	37,295,000,000	[5]	40,500,000,000	[6]	41,479,000,000	[7]
Turkey [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	30,832,000,000	[5]	34,536,000,000	[6]	34,883,000,000	[7]
Accumulated Value Correction	(246,000,000)	[5]	(189,000,000)	[6]	(171,000,000)	[7]
Net Amount	30,586,000,000	[5]	34,347,000,000	[6]	34,712,000,000	[7]
Turkey [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	5,806,000,000	[5]	5,127,000,000	[6]	6,113,000,000	[7]
Accumulated Value Correction	(535,000,000)	[5]	(450,000,000)	[6]	(591,000,000)	[7]
Net Amount	5,272,000,000	[5]	4,677,000,000	[6]	5,523,000,000	[7]
Turkey [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	2,995,000,000	[5]	3,451,000,000	[6]	2,722,000,000	[7]
Accumulated Value Correction	(1,557,000,000)	[5]	(1,974,000,000)	[6]	(1,479,000,000)	[7]
Net Amount	1,438,000,000	[5]	1,477,000,000	[6]	1,244,000,000	[7]
South America [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	34,499,000,000	[8]	36,265,000,000	[9]	36,098,000,000	[10]
Accumulated Value Correction	(1,870,000,000)	[8]	(1,769,000,000)	[9]	(1,656,000,000)	[10]
Net Amount	32,629,000,000	[8]	34,497,000,000	[9]	34,442,000,000	[10]
South America [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	28,484,000,000	[8]	31,754,000,000	[9]	31,947,000,000	[10]
Accumulated Value Correction	(320,000,000)	[8]	(366,000,000)	[9]	(338,000,000)	[10]
Net Amount	28,165,000,000	[8]	31,388,000,000	[9]	31,609,000,000	[10]
South America [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	4,312,000,000	[8]	2,742,000,000	[9]	2,436,000,000	[10]
Accumulated Value Correction	(460,000,000)	[8]	(323,000,000)	[9]	(234,000,000)	[10]
Net Amount	3,852,000,000	[8]	2,419,000,000	[9]	2,202,000,000	[10]
South America [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	1,703,000,000	[8]	1,769,000,000	[9]	1,715,000,000	[10]
Accumulated Value Correction	(1,090,000,000)	[8]	(1,079,000,000)	[9]	(1,084,000,000)	[10]
Net Amount	612,000,000	[8]	690,000,000	[9]	631,000,000	[10]
Other [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	925,000,000		839,000,000		783,000,000
Accumulated Value Correction	(7,000,000)		(8,000,000)		(19,000,000)
Net Amount	918,000,000		832,000,000		763,000,000
Other [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	912,000,000		824,000,000		756,000,000
Accumulated Value Correction	(1,000,000)		(1,000,000)		0
Net Amount	911,000,000		823,000,000		755,000,000
Other [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	5,000,000		7,000,000		8,000,000
Accumulated Value Correction	0		(1,000,000)		(1,000,000)
Net Amount	4,000,000		6,000,000		7,000,000
Other [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	8,000,000		9,000,000		19,000,000
Accumulated Value Correction	(6,000,000)		(6,000,000)		(18,000,000)
Net Amount	2,000,000		2,000,000		1,000,000
Total Member | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	323,252,000,000	[11]	394,763,000,000	[12]	386,225,000,000	[13]
Accumulated Value Correction	(12,105,000,000)	[11]	(12,402,000,000)	[12]	(12,199,000,000)	[13]
Net Amount	311,147,000,000	[11]	382,360,000,000	[12]	374,027,000,000	[13]
Total Member | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	277,998,000,000	[11]	345,449,000,000	[12]	339,204,000,000	[13]
Accumulated Value Correction	(2,005,000,000)	[11]	(2,129,000,000)	[12]	(2,070,000,000)	[13]
Net Amount	275,993,000,000	[11]	343,320,000,000	[12]	337,134,000,000	[13]
Total Member | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	30,581,000,000	[11]	33,360,000,000	[12]	30,673,000,000	[13]
Accumulated Value Correction	(2,287,000,000)	[11]	(2,181,000,000)	[12]	(2,374,000,000)	[13]
Net Amount	28,294,000,000	[11]	31,179,000,000	[12]	28,299,000,000	[13]
Total Member | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Maximum Credit Risk Exposure	14,672,000,000	[11]	15,954,000,000	[12]	16,348,000,000	[13]
Accumulated Value Correction	(7,813,000,000)	[11]	(8,093,000,000)	[12]	(7,755,000,000)	[13]
Net Amount	6,860,000,000	[11]	7,861,000,000	[12]	8,593,000,000	[13]
Of Which Particular [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Accumulated Value Correction	(2,611,000,000)		(2,795,000,000)		(3,333,000,000)
Of Which Particular [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Accumulated Value Correction	(10,000,000)		(6,000,000)		(3,000,000)
Of Which Particular [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Accumulated Value Correction	(479,000,000)		(347,000,000)		(504,000,000)
Of Which Particular [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Accumulated Value Correction	(2,122,000,000)		(2,441,000,000)		(2,826,000,000)
Of Which Collective [Member] | Total Member
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Accumulated Value Correction	(9,494,000,000)		(9,608,000,000)		(8,866,000,000)
Of Which Collective [Member] | Stage 1 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Accumulated Value Correction	(1,995,000,000)		(2,123,000,000)		(2,067,000,000)
Of Which Collective [Member] | Stage 2 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Accumulated Value Correction	(1,808,000,000)		(1,834,000,000)		(1,870,000,000)
Of Which Collective [Member] | Stage 3 [Member]
Disclosure Of Credit Risk By Stages And Geographic Location Line Items
Accumulated Value Correction	€ (5,691,000,000)		€ (5,652,000,000)		€ (4,929,000,000)

[1]	(*) Spain includes all countries where BBVA, S.A. operates.
[2]	(*) Spain includes all countries where BBVA, S.A. operates.
[3]	(*) Spain includes all countries where BBVA, S.A. operates.
[4]	(*) Spain includes all countries where BBVA, S.A. operates.
[5]	(**) Turkey includes all countries in which Garanti BBVA operates.
[6]	(**) Turkey includes all countries in which Garanti BBVA operates.
[7]	(**) Turkey includes all countries in which Garanti BBVA operates.
[8]	(***) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[9]	(***) In South America, BBVA Group operates mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
[10]	(***) In South America, BBVA Group operates mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
[11]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2020, the remaining balance was €363 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

[12]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated main ly in the acquisition of Catalunya Banc S.A. (as of December 31, 2019 the remaining balance was €433 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

[13]

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those pro visions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2018 the remaining balance was €540 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.